Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 58,989	$ 51,319
Short-term investments	53,223	60,347
Accounts receivable, net	40,834	44,358
Prepaid expenses and other current assets	12,064	10,054
Total current assets	165,110	166,078
Long-term investments	7,013
Property and equipment, net	49,756	32,009
Intangible assets, net	3,290	1,590
Goodwill	5,373	5,363
Other assets	844	312
Total assets	231,386	205,352
Current liabilities
Accounts payable	6,626	3,558
Accrued expenses and other current liabilities	21,969	20,713
Deferred revenue	86,642	84,159
Current portion of capital lease obligations	970	233
Current portion of long-term debt	1,260	1,725
Total current liabilities	117,467	110,388
Deferred revenue, net of current portion	13,094	11,189
Long-term capital lease obligations	2,640	245
Construction financing lease obligation	9,433
Other non-current liabilities	2,204	1,538
Total liabilities	144,838	123,360
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 56,797,767 and 55,901,996 shares issued and outstanding at June 30, 2017 and March 31, 2017, respectively	682	671
Additional paid-in capital	189,947	183,752
Accumulated deficit	(96,021)	(94,017)
Accumulated other comprehensive loss	(8,060)	(8,414)
Total shareholders' equity	86,548	81,992
Total liabilities and shareholders' equity	$ 231,386	$ 205,352